Property, plant and equipment - Key assumptions used in estimating the recoverable amount of the CGUs - Gezhen Hydropower (Details) - 12 months ended Dec. 31, 2020	h / yr	h / Y
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted	4,140
Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted	1,765
Sales volume ( Power generation hours), Actual	839	839
Sales volume ( Power generation hours), Fluctuation	926